Eaton Vance High Yield Municipal Income Fund
Fund Summary Eaton Vance High Yield Municipal Income Fund
Investment Objective
The Fund’s investment objective is to provide high current income exempt from regular federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income Fund - Class A	Eaton Vance High Yield Municipal Income Fund - Class B	Eaton Vance High Yield Municipal Income Fund - Class C	Eaton Vance High Yield Municipal Income Fund - Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance High Yield Municipal Income Fund		Eaton Vance High Yield Municipal Income Fund - Class A	Eaton Vance High Yield Municipal Income Fund - Class B	Eaton Vance High Yield Municipal Income Fund - Class C	Eaton Vance High Yield Municipal Income Fund - Class I
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I
Management Fees		0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Interest Expense	[1]	0.12%	0.12%	0.12%	0.12%
Expenses other than Interest Expense		0.16%	0.16%	0.15%	0.15%
Other Expenses		0.28%	0.28%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.05%	1.80%	1.79%	0.79%
[1]	Interest Expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.93% for Class A, 1.68% for Class B, 1.67% for Class C, and 0.67% for Class I. See "Investment Objective & Principal Policies and Risks" in this Prospectus for a description of these transactions.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance High Yield Municipal Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance High Yield Municipal Income Fund - Class A	Class A shares	577	793	1,027	1,697
Eaton Vance High Yield Municipal Income Fund - Class B	Class B shares	683	966	1,175	1,919
Eaton Vance High Yield Municipal Income Fund - Class C	Class C shares	282	563	970	2,105
Eaton Vance High Yield Municipal Income Fund - Class I	Class I shares	81	252	439	978

Expenses without Redemption
Expense Example, No Redemption Eaton Vance High Yield Municipal Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance High Yield Municipal Income Fund - Class A	Class A shares	577	793	1,027	1,697
Eaton Vance High Yield Municipal Income Fund - Class B	Class B shares	183	566	975	1,919
Eaton Vance High Yield Municipal Income Fund - Class C	Class C shares	182	563	970	2,105
Eaton Vance High Yield Municipal Income Fund - Class I	Class I shares	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in debt obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in "high yield" municipal obligations under normal market conditions. For this purpose, "high yield" municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or lower by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund primarily acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund's portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer's financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments in lower rated obligations and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in certain types of municipal obligations and may concentrate in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders and subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 16.76% for the quarter ended September 30, 2009, and the lowest quarterly total return was –27.80% for the quarter ended December 31, 2008. The year-to-date return through the end of the most recent calendar quarter (December 31, 2010 to March 31, 2011) was -0.79%. For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class A shares were 5.89% and 9.06%, respectively, for Class B and Class C shares were 5.43% and 8.35%, respectively and for Class I shares were 6.44% and 9.91%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance High Yield Municipal Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance High Yield Municipal Income Fund - Class A	Class A Return Before Taxes		(2.45%)	(1.28%)	2.91%
Return Before Taxes Eaton Vance High Yield Municipal Income Fund - Class B	Class B Return Before Taxes		(3.29%)	(1.38%)	2.64%
Return Before Taxes Eaton Vance High Yield Municipal Income Fund - Class C	Class C Return Before Taxes		0.55%	(1.06%)	2.64%
Return Before Taxes Eaton Vance High Yield Municipal Income Fund - Class I	Class I Return Before Taxes		2.63%	(0.15%)	3.49%
Return After Taxes on Distributions Eaton Vance High Yield Municipal Income Fund - Class A	Class A Return After Taxes on Distributions		(2.49%)	(1.29%)	2.89%
Return After Taxes on Distributions and the Sale Eaton Vance High Yield Municipal Income Fund - Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		0.47%	(0.29%)	3.35%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital High Yield Long (22+) Municipal Bond Index	Barclays Capital High Yield Long (22+) Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	6.70%	0.93%	4.41%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to May 9, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index and Barclays Capital High Yield Long (22+) Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Fund Summaries Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges on page 21of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Operating Expenses Column [Text]	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.10%	0.09%	0.10%
Total Annual Fund Operating Expenses	0.90%	1.64%	0.65%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A shares	315	506	712	1,308
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C shares	267	517	892	1,944
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I shares	66	208	362	810

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A shares	315	506	712	1,308
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C shares	167	517	892	1,944
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I shares	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ( "Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities "), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered "Build America Bonds "). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only ” strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s Investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 2 - 4.5 years and an average weighted maturity of approximately 3 - 6 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio manager may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/ Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based municipal securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance is no guarantee of future results.

The Fund commenced operations on March 27, 2009 and is the successor to the operations of a private limited partnership (the "Predecessor Account"). The Predecessor Account was managed by Eaton Vance and had substantially the same investment objective, policies and strategies as the Fund. However, the Predecessor Account was not a mutual fund registered under the Investment Company of 1940 (the “1940 Act”) or a regulated investment under the Internal Revenue Code of 1986 (the “Code”), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected.

The performance of each Class for the period prior March 27, 2009 is that of the Predecessor Account. The performance of the Predecessor Account has been adjusted to reflect any applicable sales charge or contingent deferred sales charge but is not otherwise adjusted to reflect differences in the expenses between the Predecessor Account and each Class. If such an adjustment were made, performance would be different. The Fund’s performance after March 27, 2009 reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

During the ten years ended December 31, 2010, the highest quarterly total return for the Predecessor Account was 5.03% for the quarter ended December 31, 2008, and the lowest quarterly return for the Fund was –1. 88% for the quarter ended December 31, 2010. The year-to-date return through the end of the most recent calendar quarter (December 31, 2010 to March 31, 2011) was 0. 27% .
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A Return Before Taxes		0.43%	3.98%	4.35%
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C Return Before Taxes		0.93%	4.18%	4.46%
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return Before Taxes		3.05%	4.55%	4.64%
Return After Taxes on Distributions Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return After Taxes on Distributions		2.67%
Return After Taxes on Distributions and the Sale Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return After Taxes on Distributions and the Sale of Class I Shares		2.40%
Barclays Capital 5 Year Municipal Bond Index	Barclays Capital 5 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	3.40%	5.00%	4.81%
Barclays Capital Municipal Managed Money 1-7 Year Maturities Index	Barclays Capital Municipal Managed Money 1-7 Year Maturities Index	(reflects no deduction for fees, expenses or taxes)	2.79%	4.67%	4.52%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The performance shown above for each Class for the period prior to March 27, 2009 (commencement of operations) is that of the Predecessor Account adjusted to reflect any applicable sales charge of the Class but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the Barclays Capital 5 Year Municipal Bond Index returns: Lipper, Inc. Source for Barclays Capital Municipal Managed Money 1-7 Year Maturities Index: Barclays Capital, Inc.)

After-Tax Return for the year ended December 31, 2010 is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. After-Tax Returns are not shown for the Five Years and Ten Years ending December 31, 2010 because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund		Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses		1.63%	2.38%	1.38%
Expense Reimbursement	[1]	(0.68%)	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A, 1.70% for Class C and 0.70% for Class I. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Class A shares	320	594	962	1,999
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Class C shares	273	609	1,144	2,609
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I	Class I shares	72	299	621	1,535

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Class A shares	320	594	962	1,999
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Class C shares	173	609	1,144	2,609
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I	Class I shares	72	299	621	1,535

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds, the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 5 - 7 years and an average weighted maturity of approximately 5 - 13 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund		Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		7.27%	7.27%	7.27%
Total Annual Fund Operating Expenses		8.12%	8.87%	7.87%
Expense Reimbursement	[1]	(7.17%)	(7.17%)	(7.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Class A shares	567	1,488	3,060	6,581
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Class C shares	273	1,280	3,030	6,845
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I	Class I shares	72	990	2,606	6,256

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Class A shares	567	1,488	3,060	6,581
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Class C shares	173	1,280	3,030	6,845
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I	Class I shares	72	990	2,606	6,256

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ("Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 7-10 years and an average weighted maturity of over 8 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000914529
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
Eaton Vance High Yield Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Eaton Vance High Yield Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide high current income exempt from regular federal income tax.
Fees and Expenses of the Fund	evmt914529_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmt914529_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmt914529_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in debt obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in "high yield" municipal obligations under normal market conditions. For this purpose, "high yield" municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or lower by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.

In pursuing its investment objective, the Fund primarily acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund's portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the alternative minimum tax.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund invests at least 80% of its net assets in debt obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in "high yield" municipal obligations under normal market conditions. For this purpose, "high yield" municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or lower by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer's financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments in lower rated obligations and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk.The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund may concentrate its investments in certain types of municipal obligations and may concentrate in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders and subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmt914529_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of two broad-based securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 16.76% for the quarter ended September 30, 2009, and the lowest quarterly total return was –27.80% for the quarter ended December 31, 2008. The year-to-date return through the end of the most recent calendar quarter (December 31, 2010 to March 31, 2011) was -0.79%. For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class A shares were 5.89% and 9.06%, respectively, for Class B and Class C shares were 5.43% and 8.35%, respectively and for Class I shares were 6.44% and 9.91%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to May 9, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index and Barclays Capital High Yield Long (22+) Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class I performance shown above for the period prior to May 9, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETHYX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	577
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,027
10 Years	rr_ExpenseExampleYear10	1,697
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	577
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,697
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.86%
2002	rr_AnnualReturn2002	9.01%
2003	rr_AnnualReturn2003	10.25%
2004	rr_AnnualReturn2004	5.31%
2005	rr_AnnualReturn2005	7.00%
2006	rr_AnnualReturn2006	10.65%
2007	rr_AnnualReturn2007	(4.86%)
2008	rr_AnnualReturn2008	(37.00%)
2009	rr_AnnualReturn2009	44.98%
2010	rr_AnnualReturn2010	2.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly total return for Class A was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return through the end of the most recent calendar quarter was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.79%)
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class A shares were
Thirty Day Yield	rr_ThirtyDayYield	5.89%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	9.06%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVHYX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,919
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class B shares were
Thirty Day Yield	rr_ThirtyDayYield	5.43%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	8.35%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECHYX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class C shares were
Thirty Day Yield	rr_ThirtyDayYield	5.43%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	8.35%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIHYX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended January 31, 2011, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35%) for Class I shares were
Thirty Day Yield	rr_ThirtyDayYield	6.44%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	9.91%
Eaton Vance High Yield Municipal Income Fund | Return Before Taxes | Eaton Vance High Yield Municipal Income Fund - Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(2.45%)
Five Years	rr_AverageAnnualReturnYear05	(1.28%)
Ten Years	rr_AverageAnnualReturnYear10	2.91%
Eaton Vance High Yield Municipal Income Fund | Return Before Taxes | Eaton Vance High Yield Municipal Income Fund - Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(3.29%)
Five Years	rr_AverageAnnualReturnYear05	(1.38%)
Ten Years	rr_AverageAnnualReturnYear10	2.64%
Eaton Vance High Yield Municipal Income Fund | Return Before Taxes | Eaton Vance High Yield Municipal Income Fund - Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	0.55%
Five Years	rr_AverageAnnualReturnYear05	(1.06%)
Ten Years	rr_AverageAnnualReturnYear10	2.64%
Eaton Vance High Yield Municipal Income Fund | Return Before Taxes | Eaton Vance High Yield Municipal Income Fund - Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.63%
Five Years	rr_AverageAnnualReturnYear05	(0.15%)
Ten Years	rr_AverageAnnualReturnYear10	3.49%
Eaton Vance High Yield Municipal Income Fund | Return After Taxes on Distributions | Eaton Vance High Yield Municipal Income Fund - Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(2.49%)
Five Years	rr_AverageAnnualReturnYear05	(1.29%)
Ten Years	rr_AverageAnnualReturnYear10	2.89%
Eaton Vance High Yield Municipal Income Fund | Return After Taxes on Distributions and the Sale | Eaton Vance High Yield Municipal Income Fund - Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	0.47%
Five Years	rr_AverageAnnualReturnYear05	(0.29%)
Ten Years	rr_AverageAnnualReturnYear10	3.35%
Eaton Vance High Yield Municipal Income Fund | Barclays Capital Municipal Bond Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	4.09%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
Eaton Vance High Yield Municipal Income Fund | Barclays Capital High Yield Long (22+) Municipal Bond Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital High Yield Long (22+) Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	6.70%
Five Years	rr_AverageAnnualReturnYear05	0.93%
Ten Years	rr_AverageAnnualReturnYear10	4.41%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund	evmt914529_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges on page 21of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmt914529_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges on page 21of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmt914529_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ( "Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities "), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered "Build America Bonds "). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only ” strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s Investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 2 - 4.5 years and an average weighted maturity of approximately 3 - 6 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio manager may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/ Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ( "Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities "), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered "Build America Bonds "). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only ” strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s Investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 2 - 4.5 years and an average weighted maturity of approximately 3 - 6 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmt914529_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based municipal securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance is no guarantee of future results.

The Fund commenced operations on March 27, 2009 and is the successor to the operations of a private limited partnership (the "Predecessor Account"). The Predecessor Account was managed by Eaton Vance and had substantially the same investment objective, policies and strategies as the Fund. However, the Predecessor Account was not a mutual fund registered under the Investment Company of 1940 (the “1940 Act”) or a regulated investment under the Internal Revenue Code of 1986 (the “Code”), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected.

The performance of each Class for the period prior March 27, 2009 is that of the Predecessor Account. The performance of the Predecessor Account has been adjusted to reflect any applicable sales charge or contingent deferred sales charge but is not otherwise adjusted to reflect differences in the expenses between the Predecessor Account and each Class. If such an adjustment were made, performance would be different. The Fund’s performance after March 27, 2009 reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based municipal securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com .
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for the Predecessor Account was 5.03% for the quarter ended December 31, 2008, and the lowest quarterly return for the Fund was –1. 88% for the quarter ended December 31, 2010. The year-to-date return through the end of the most recent calendar quarter (December 31, 2010 to March 31, 2011) was 0. 27% .
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The performance shown above for each Class for the period prior to March 27, 2009 (commencement of operations) is that of the Predecessor Account adjusted to reflect any applicable sales charge of the Class but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the Barclays Capital 5 Year Municipal Bond Index returns: Lipper, Inc. Source for Barclays Capital Municipal Managed Money 1-7 Year Maturities Index: Barclays Capital, Inc.)

After-Tax Return for the year ended December 31, 2010 is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. After-Tax Returns are not shown for the Five Years and Ten Years ending December 31, 2010 because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The performance shown above for each Class for the period prior to March 27, 2009 (commencement of operations) is that of the Predecessor Account adjusted to reflect any applicable sales charge of the Class but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-Tax Return for the year ended December 31, 2010 is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EABSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	1,308
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	315
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
5 Years	rr_ExpenseExampleNoRedemptionYear05	712
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,308
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECBSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	267
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIBSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	362
10 Years	rr_ExpenseExampleNoRedemptionYear10	810
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.81%
2002	rr_AnnualReturn2002	9.24%
2003	rr_AnnualReturn2003	3.63%
2004	rr_AnnualReturn2004	3.01%
2005	rr_AnnualReturn2005	1.16%
2006	rr_AnnualReturn2006	2.93%
2007	rr_AnnualReturn2007	4.56%
2008	rr_AnnualReturn2008	6.63%
2009	rr_AnnualReturn2009	5.66%
2010	rr_AnnualReturn2010	3.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for the Predecessor Account was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return for the Fund was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return through the end of the most recent calendar quarter was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.27%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Return Before Taxes | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Return Before Taxes | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	0.93%
Five Years	rr_AverageAnnualReturnYear05	4.18%
Ten Years	rr_AverageAnnualReturnYear10	4.46%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Return Before Taxes | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.05%
Five Years	rr_AverageAnnualReturnYear05	4.55%
Ten Years	rr_AverageAnnualReturnYear10	4.64%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Return After Taxes on Distributions | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	2.67%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Return After Taxes on Distributions and the Sale | Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	2.40%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Barclays Capital 5 Year Municipal Bond Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 5 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	3.40%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Ten Years	rr_AverageAnnualReturnYear10	4.81%
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund | Barclays Capital Municipal Managed Money 1-7 Year Maturities Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Managed Money 1-7 Year Maturities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.79%
Five Years	rr_AverageAnnualReturnYear05	4.67%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund	evmt914529_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmt914529_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmt914529_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	202.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds, the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 5 - 7 years and an average weighted maturity of approximately 5 - 13 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds, the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 5 - 7 years and an average weighted maturity of approximately 5 - 13 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmt914529_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	320
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	962
10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	320
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	962
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,609
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETIIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,535
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	299
5 Years	rr_ExpenseExampleNoRedemptionYear05	621
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,535
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund	evmt914529_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmt914529_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmt914529_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ("Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 7-10 years and an average weighted maturity of over 8 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ("Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 7-10 years and an average weighted maturity of over 8 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately  $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmt914529_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EALTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	1,488
5 Years	rr_ExpenseExampleYear05	3,060
10 Years	rr_ExpenseExampleYear10	6,581
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	567
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,488
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,060
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,581
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.87%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	1,280
5 Years	rr_ExpenseExampleYear05	3,030
10 Years	rr_ExpenseExampleYear10	6,845
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,280
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,030
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,845
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund | Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	7.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.87%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	2,606
10 Years	rr_ExpenseExampleYear10	6,256
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	990
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,606
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,256

[1]	Interest Expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.93% for Class A, 1.68% for Class B, 1.67% for Class C, and 0.67% for Class I. See "Investment Objective & Principal Policies and Risks" in this Prospectus for a description of these transactions.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A, 1.70% for Class C and 0.70% for Class I. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.